Operating Costs and Expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ 7,716,190	R$ 8,096,910	R$ 9,503,743
Purchase Of Energy In The Regulated Environment [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	3,658,852	3,538,507	3,872,427
Itaipu Binacional [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	980,302	1,460,955	1,787,691
Electric Energy Trade Chamber [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	431,303	370,207	1,673,116
Bilateral Contracts [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	1,998,640	2,609,713	2,578,241
Program For Incentive To Alternative Energy Sources Proinfa [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	370,495	437,461	271,435
Micro And Mini Generators And Repurchase Of Customers [Member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	1,125,857	675,804	360,371
PIS Pasep Cofins Taxes On Electricity Purchased For Resale [member]
IfrsStatementLineItems [Line Items]
Electricity purchased for resale	R$ (849,259)	R$ (995,737)	R$ (1,075,356)